General information	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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General information
1.	General information

PagSeguro Digital Ltd. (“PagSeguro Digital” or “Company”) is a holding company, subsidiary of Universo Online S.A. (“UOL”), referred to together with its subsidiaries as “PagSeguro Group”, was incorporated on July 19, 2017. Pagseguro Internet S.A. (“PagSeguro Brazil”) was contributed to PagSeguro Digital on January 4, 2018 . PagSeguro Digital has control of 99.99% of the shares of PagSeguro Brazil.

PagSeguro Brazil is a privately-held corporation established on January 20, 2006, headquartered in the city of São Paulo, Brazil, and engaged in providing financial technology solutions and services and the corresponding related activities, focused principally on micro-merchants and small and medium-sized businesses (“SMEs”).

The PagSeguro Brazil’s subsidiaries are Net+Phone Telecomunicações Ltda. (“Net+Phone”), Boa Compra Ltda. (“Boa Compra”), BCPS Online Services LDA. (“BCPS”), R2TECH Informática S.A. (“R2TECH”), BIVACO Holding S.A (“BIVA”) and Fundo de Investimento em Direitos Creditórios—PagSeguro (“FIDC”).

These consolidated financial statements include PagSeguro Brazil and its subsidiaries Net+Phone, Boa Compra, BCPS Online Services, R2TECH, BIVACO and FIDC.

1.1	Initial Public Offering (“IPO”)

On January 26, 2018, PagSeguro Digital completed its Initial Public Offering (IPO). A number of 50,925,642 shares were new shares offered by PagSeguro Digital and 70,267,746 shares were offered by the controlling shareholder UOL.

The initial offer price was US$21,50 per common share, for gross proceeds of US$1,095.2 million (or R$3,444.2 million). The Company received net proceeds of US$1,046.0 million (or R$3,289.8 million), after deducting US$43.8 million (or R$137.8 million) in underwriting discounts and commissions and US$5.2 million (or R$16.7 million) of other offering expenses.

The shares offered and sold in the initial public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-1 (Registration No 333-222292) which was declared effective by the Securities and Exchange Commission on January 26, 2018. The common stock are traded on the New York Stock Exchange (NYSE) since January 26, 2018, under the symbol “PAGS”.

1.2	Long-Term Incentive Plan (“LTIP”)

Members of our management participate in a Long-Term Incentive Plan, or LTIP, which was established by UOL for its group companies on July 29, 2015 and has been adopted by PagSeguro Digital Ltd. Beneficiaries under the LTIP are selected by UOL’s LTIP Committee, which consists of our Chairman and two officers of UOL, and are submitted to our Board of Directors for adoption.

The policy for recognizing and measuring share-based payments in the interim period is described in Note 17.

1.	General information

PagSeguro Digital Ltd. (“PagSeguro Digital”), a subsidiary of Universo Online S.A. (“UOL”), referred to together with its subsidiaries as “PagSeguro Group”, was incorporated on July 19, 2017. As described in Note 8 – Subsequent events, on January 4, 2018, Pagseguro Internet S.A. (“PagSeguro Brazil”) was contributed to PagSeguro Digital, PagSeguro Brazil no longer presents consolidated financial statements. PagSeguro Digital has control of 99.99% of the shares of PagSeguro Brazil. Refer to Note 8 for further details.

PagSeguro Brazil is a privately-held corporation established on January 20, 2006, headquartered in the city of São Paulo, Brazil, and engaged in providing financial technology solutions and services and the corresponding related activities, focused principally on micro-merchants and small and medium-sized businesses (“SMEs”).

The PagSeguro Brazil’s subsidiaries are Net+Phone Telecomunicações Ltda. (“Net+Phone”), Boa Compra Ltda. (“Boa Compra”), BCPS Online Services LDA. (“BCPS”), R2TECH Informática S.A. (“R2TECH”), BIVACO Holding S.A (“BIVA”) and Fundo de Investimento em Direitos Creditórios – PagSeguro (“FIDC”), for which the operations are described in note 4.

These consolidated financial statements include PagSeguro Brazil and its subsidiaries Net+Phone and Boa Compra, which are under entities under common control and were transferred to PagSeguro Brazil from its parent UOL on July 29, 2016 and were accounted for retrospectively in these consolidated financial statements at UOL’s carrying amounts.

Additionally, UOL transferred net assets of its business related to the payment operations on August 1, 2015, which were also accounted for retrospectively as a transfer between entities under common control. For periods prior to the transfer date, the operations included in these consolidated financial statements were on a carve-out basis, and reflect an allocation of UOL costs using methods that the PagSeguro Group believes is reasonable. See details in Note 9.

On August 1, 2017, PagSeguro Brazil carried out a reverse share split of 2:1 shares which was approved and effective at the same date. As a consequence of the reverse share split, the share capital previously represented by 524,577,214 common shares, was reduced to 262,288,607 common shares. The reverse share split was accounted retrospectively (Note 19).